Repossessed Assets Acquired In Settlement Of Loans	12 Months Ended
Dec. 31, 2016
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Repossessed Assets Acquired in Settlement of Loans
Other Real Estate Owned

The Bank owned $2.7 million and $4.4 million in OREO at December 31, 2016 and 2015, respectively. Transactions in OREO for the years ended December 31, 2016, 2015 and 2014 are summarized below.

	2016	2015	2014
Balance, beginning of year	$4,361,411	$3,229,710	$3,947,226
Additions	1,026,178	4,362,635	1,638,135
Sales	(2,626,375)	(2,918,587)	(1,850,651)
Write-downs	(40,000)	(312,347)	(505,000)
Balance, end of year	$2,721,214	$4,361,411	$3,229,710